BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 207,915	$ 1,361,137
Prepaid insurance	170,503
Prepaid income taxes	4,527
Total Current Assets	382,945	1,361,137
Cash and marketable securities held in Trust Account	213,475,172	209,086,874
TOTAL ASSETS	213,858,117	210,448,011
Current liabilities
Accounts payable and accrued expenses	482,828	238,696
Accrued offering costs		11,300
Promissory note - related party	2,070,000
Deferred tax liability	91,572
Total Liabilities	2,644,400	249,996
Commitments and contingencies
Common stock subject to possible redemption 20,700,000 shares at $10.30 and $10.10 per share redemption value at December 31, 2022 and 2021, respectively	213,183,552	209,070,000
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 6,151,000 shares issued and outstanding (excluding 20,700,000 shares subject to possible redemption) at December 31, 2022 and 2021	615	615
Additional paid-in capital		1,362,780
Accumulated deficit	(1,970,450)	(235,380)
Total Stockholders' (Deficit) Equity	(1,969,835)	1,128,015
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 213,858,117	$ 210,448,011